Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2022
Organization Consolidation and Presentation of Financial Statements [Abstract]
Schedule of activities of the Company and its subsidiaries
Name	Background	Ownership
Adrie Global Holdings Limited (“Adrie”)	• A BVI company • Incorporated on November 19, 2014 • A holding company	100% owned by Roan
Fortis Industrial Group Limited (“FIG”)	• A Hong Kong company • Incorporated on December 30, 2019 • A holding company • Formerly known as “Fortis Health Industrial Group Limited”	100% owned by Adrie
Yifu Health Industry (Ningbo) Co., Ltd. (“Yi Fu”)	• A PRC company • Incorporated on December 19, 2016 • Registered capital of $30 million • Planning for financial lease services • Formerly known as Ningbo Ding Tai Financial Leasing Co., Limited.	100% owned by FIG
Zeshi (Hangzhou) Health Management Co., Ltd. (“Zeshi Health”)

•   A PRC company

•   Incorporated on March 3, 2020

•   Registered capital of RMB 5 million

•   Engaged in providing services in health management, health big data management and blockchain technology-based health information management.

100% indirectly owned by FIG
Ningbo Zeshi Insurance Technology Co. (“Zeshi Insurance”)	• A PRC company • Incorporated on February 28, 2020 • Registered capital of RMB 5 million • Engaged in insurance technology services and related services.	100% indirectly owned by FIG
Hangzhou Zeshi Investment Partnership (Limited Partnership) (“Hangzhou Zeshi”)

•   A PRC limited liability partnership

•   Incorporated on December 21, 2017

•   Acquired on November 29, 2019

•   Registered capital of $7,750,878 (RMB 51 million)

•   Engaged in business factoring program, financing products design, related corporate financing solutions, investments and asset management

100% indirectly owned by FIG
Zhongtan Future Industrial Operation (Hangzhou) Co., Ltd. (“Zhongtan Industrial Operation”)	• A PRC company • Incorporated on June 23, 2022 • Registered capital of USD 1 million • Engaged in industrial operation services.	100% indirectly owned by FIG
Zhongtan Future Industrial Operation (Jiaxing) Co., Ltd. (“Zhongtan Industrial Operation (JX)”)	• A PRC company • Incorporated on August 25, 2022 • Registered capital of USD 10 million • Engaged in industrial operation services	100% indirectly owned by FIG
Name	Background	Ownership
FINE C+ Health (Hangzhou) Technology Limited (“FINE C+ Health”)	• A PRC company • Incorporated on October 14, 2021 • Registered capital of RMB 5 million • Engaged in online medical consultation and traditional Chinese medicine	40% indirectly owned by FIG
Lixin Financial Holdings Group Limited (“Lixin Cayman”)	• A Cayman company • Incorporated on October 25, 2017 • A holding company	65.0177% owned by Roan
Lixin Financial Holdings (BVI) Limited (“Lixin BVI”)	• A BVI company • Incorporated on November 29, 2017 • A holding company	100% owned by Lixin Cayman
Lixin Financial Holdings Group Limited (“Lixin HK”)	• A Hong Kong company • Incorporated on January 15, 2018 • A holding company	100% owned by Lixin BVI
Zhejiang Lixin Enterprise Management Group Go., Ltd. (“Zhejiang Lixin”)

•   A PRC limited liability company

•   Incorporated on July 3, 2015

•   Registered capital of $16,162,259 (RMB 101 million) with registered capital fully paid-up

•   Engaged in financial guarantee services and related assessment and management services

99% owned by Lixin HK and 1% owned by FIG
Zhejiang Jing Yu Xin Financing Guarantee Co., Ltd (“Zhejiang Jingyuxin”)

•   A PRC limited liability company

•   Incorporated on January 5, 2013

•   Registered capital of $48,517,261 (RMB 303 million) with registered capital fully paid-up

•   Engaged in financial guarantee services and related assessment and management services

93.4% owned by Zhejiang Lixin
Lixin (Hangzhou) Asset Management Co., Ltd. (“LAM”)

•   A PRC limited liability company

•   Incorporated on March 21, 2017

•   Registered capital of $4,358,565 (RMB 30 million) with $2,905,710 registered capital paid-up

•   Engaged in provision of consulting and assessment services to customers and facilitates financial guarantee services between customers and guarantors

100% owned by Zhejiang Jingyuxin
Lixin Supply Chain Management (Tianjin) Co., Ltd. (“Lixin Supply Chain”)	• A PRC limited liability company • Incorporated on December 19, 2017 • Registered capital of $1,513,226 (RMB 10 million) • Planning for provision of supply chain management service	100% owned by LAM